S000016937 [Member] Shareholder Fees - ClearBridge Variable Mid Cap Portfolio	Dec. 31, 2025
Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)
Maximum Deferred Sales Charge (as a percentage)
Class II
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)
Maximum Deferred Sales Charge (as a percentage)